Financial Instruments - Narrative (Details)	6 Months Ended
	Jun. 30, 2020 USD ($) derivative_instrument	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of interest rate derivatives entered into | derivative_instrument	9
Notional amount of new agreements	$ 435,000,000
Derivative, term	5 years
Notional principal	$ 610,000,000
Derivative instruments	29,771,000		$ 2,371,000
Derivative instruments	0		$ 636,000
Loss on derivatives	28,551,000	$ 2,229,000
Change in fair value of derivative instruments	$ 28,021,000	$ 2,257,000